Investment in Riverfront and Brooksville Joint Ventures	12 Months Ended
Sep. 30, 2014
Equity Method Investments and Joint Ventures [Abstract]
Investment in Riverfront and Brooksville Joint Ventures

2.	Investment In Riverfront and Brooksville Joint Ventures.

On March 30, 2012 the Company entered into a Contribution Agreement with MRP SE Waterfront Residential, LLC. (“MRP”) to form a joint venture to develop the first phase only of the four phase master development known as Riverfront on the Anacostia in Washington, D.C. The purpose of the Joint Venture is to develop, own, lease and ultimately sell an approximately 300,000 square foot residential apartment building (including approximately 18,000 square feet of retail) on a portion of the roughly 5.82 acre site. The joint venture, Riverfront Investment Partners I, LLC (“Riverfront I) was formed in June 2013 as contemplated. The Company contributed land with an agreed to value of $13,500,000 (cost basis of $6,165,000) and contributed cash of $4,866,000 to the Joint Venture for a 76.91% stake in the venture. MRP contributed capital of $5,553,000 to the joint venture including development costs paid prior to formation of the joint venture. The Joint Venture closed on $17,000,000 of EB5 secondary financing and a nonrecourse construction loan for $65,000,000 on August 8, 2014. Both these financing sources are non-recourse to FRP. Construction commenced in October 2014. At this point the Company anticipates lease up scheduled in 2016 and 2017. The Company’s equity interest in the joint venture is accounted for under the equity method of accounting as MRP acts as the administrative agent of the joint venture and oversees and controls the day to day operations of the project.

A subsidiary of the Company (FRP) has a Joint Venture Agreement with Vulcan Materials Company (formerly Florida Rock Industries, Inc.) to develop approximately 4,300 acres of land near Brooksville, Florida. Under the terms of the joint venture, FRP contributed its fee interest in approximately 3,443 acres formerly leased to Vulcan under a long-term mining lease which had a net book value of $2,548,000. Vulcan is entitled to mine the property until 2018 and pay royalties for the benefit of FRP for as long as mining does not interfere with the development of the property. Real estate revenues included $217,000 of such royalties in fiscal 2014 and $206,000 in fiscal 2013. Allocated depletion expense of $7,000 was included in real estate cost of operations for fiscal 2014. FRP also contributed $3,018,000 for one-half of the acquisition costs of a 288-acre contiguous parcel. Vulcan contributed 553 acres that it owned as well as its leasehold interest in the 3,443 acres that it leased from FRP. The joint venture is jointly controlled by Vulcan and FRP, and they each had a mandatory obligation to fund additional capital contributions of up to $2,380,000. Capital contributions of $2,312,000 have been made by each party as of September 30, 2014. Distributions will be made on a 50-50 basis except for royalties and depletion specifically allocated to FRP. Other income for fiscal 2014 includes a loss of $39,000 representing the Company’s equity in the loss of the joint venture. In April 2011, the Florida Department of Community Affairs issued its Final Order approving the development of the Project, and zoning for the Project was obtained in August 2012.

Investments in Joint Ventures (in thousands):

					The
					Company's
			Total Assets	Net Loss	Share of Net
		Total	of the	of the	Loss of the
	Ownership	Investment	Partnership	Partnership	Partnership
			(Unaudited)	(Unaudited)

As of September 30, 2014
Riverfront Holdings I, LLC	76.91%	$ 11,031	$ 33,834	$ (89)	$ (89)
Brooksville Quarry, LLC	50.00%	7,506	14,353	(78)	(39)
Total		$ 18,537	$ 48,187	$ (167)	$ (128)

As of September 30, 2013
Riverfront Holdings I, LLC	88.82%	$ 5,894	$ 7,745	$ (22)	$ (22)
Brooksville Quarry, LLC	50.00%	7,512	14,356	(82)	(41)
Total		$ 13,406	$ 22,101	$ (104)	$ (63)

Summarized Unaudited Financial Information for the Investments in Joint Ventures (in thousands):

	Years Ended September 30,
	2014	2013

Cash	$208	$18
Cash held in escrow	18,822	—
Amortizable Debt Costs	2,069	—
Investments in real estate, net.	27,088	22,083
Total Assets	$48,187	$22,101

Other Liabilities	$313	$214
Long-term Debt	17,000	—
Capital - FRP	18,537	13,406
Capital - Third Parties	12,337	8,481
Total Liabilities and Capital	$48,187	$22,101